LIQUIDITY	12 Months Ended
Sep. 30, 2012
Liquidity [Abstract]
LIQUIDITY
NOTE K - LIQUIDITY

The Company incurred a net loss of $7,150,712 and generated negative operating cash flow of $3,960,679 for the fiscal year ended September 30, 2012. However, the Company has attained positive working capital of $509,804 as of September 30, 2012. Subsequent to the balance sheet date, the Company entered into a securities purchase agreement with Crede CG II, Ltd. to raise $7.5 million of which the Company has received gross proceeds of $2 million through the date of this report. In connection with this purchase agreement, the Company issued warrants to Crede CG II. Ltd. to purchase additional shares of the Company’s common stock (see Subsequent Event Note). Management believes that the positive cash balance and working capital as of September 30, 2012 plus the subsequent funds raised along with the current customer base, the projected cash flow and the minimum guaranteed revenues for the next fiscal year will allow the Company to continue to improve its working capital and will have sufficient capital resources to meet projected cash flow requirements for at least one year plus a day from the date of this report.